Critical Accounting Judgments and Key Estimates and Assumptions	6 Months Ended
Jun. 30, 2026
Critical Accounting Judgments and Key Estimates and Assumptions [Abstract]
Critical accounting judgments and key estimates and assumptions

4. Critical accounting judgments and key estimates and assumptions

In applying the Group’s accounting policies, management must exercise judgment and make estimates which impact the carrying amounts of certain assets and liabilities. Estimates and related assumptions are based on historical experience and other factors considered relevant. Actual results may differ from these estimates.

The underlying estimates and assumptions are reviewed at each reporting period. The effects resulting from revisions made to accounting estimates are recognized in the period in which they are revised.

The critical accounting judgments and key estimates and assumptions used in the preparation of these condensed consolidated interim financial statements are consistent with those applied in the consolidated financial statements for the year ended December 31, 2025, as described in Note 3 of those financial statements. No changes in the methods used to determine these judgments and estimates have occurred during the three-month and six-month period ended June 30, 2026, except as described below.